Trade Receivables, Net Of Provisions (Components Of Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trade Receivables, Net Of Provisions [Abstract]
Trade receivables	$ 6,636	$ 19,593
Allowance for doubtful accounts		(3,530)	(2,606)	(3,392)
Trade receivables, net	$ 6,636	$ 16,063